UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Healthcare Fund	June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 106.85%✧
Biotechnology – 11.36%
Active Biotech †	222,754	$272,235
Alder Biopharmaceuticals †	70,000	1,747,900
Aralez Pharmaceuticals †	150,000	495,000
Array BioPharma †	330,000	1,174,800
Dyax @=†	400,000	444,000
Epizyme †	20,000	204,800
Foundation Medicine †	80,000	1,492,800
Genomic Health †	55,000	1,424,225
ImmunoGen †	930,000	2,864,400
Intercept Pharmaceuticals †	5,000	713,400
Ligand Pharmaceuticals Class B †	65,000	7,752,550
MacroGenics †	40,000	1,079,600
Mirati Therapeutics †	80,000	436,800
Momenta Pharmaceuticals †	80,000	864,000
Myriad Genetics †	65,000	1,989,000
Neurocrine Biosciences †	130,000	5,908,500
Novavax †	280,000	2,035,600
Regeneron Pharmaceuticals †	20,000	6,984,600
Regulus Therapeutics †	50,000	144,500
Seattle Genetics †	130,000	5,253,300
uniQure †	80,000	589,600
Vanda Pharmaceuticals †	130,000	1,454,700
Vascular Biogenics †	330,000	1,521,300
Vertex Pharmaceuticals †	25,000	2,150,500
Xencor †	55,000	1,044,450
XOMA †	800,000	441,040
		50,483,600
Blue Chip Medical Products – 56.99%
AbbVie	130,000	8,048,300
Amgen	80,000	12,172,000
AstraZeneca	100,000	5,978,352
AstraZeneca ADR	100,000	3,019,000
Baxter International	86,744	3,922,564
Becton, Dickinson	9,324	1,581,257
Biogen †	15,000	3,627,300
Boston Scientific †	500,000	11,685,000
Bristol-Myers Squibb	425,000	31,258,750
Chugai Pharmaceutical	600,000	21,382,930
Eli Lilly	355,000	27,956,250
Gilead Sciences	150,000	12,513,000
GlaxoSmithKline ADR	460,000	19,936,400

NQ-573 [6/16] 8/16 (17333)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Blue Chip Medical Products (continued)
Merck	50,000	$2,880,500
Pfizer	420,000	14,788,200
Sanofi	380,000	31,571,438
Sanofi ADR	570,000	23,854,500
Shire	40,014	2,440,854
Shire ADR	559	102,957
Stryker	20,000	2,396,600
UCB	100,000	7,508,738
Zimmer Biomet Holdings	38,000	4,574,440
		253,199,330
Healthcare Services – 12.09%
Aetna	70,000	8,549,100
Anthem	60,000	7,880,400
Community Health Systems †	81,000	976,050
DaVita HealthCare Partners †	60,000	4,639,200
PharMerica †	80,000	1,972,800
Quest Diagnostics @	200,000	16,282,000
Quorum Health †	20,250	216,878
Tenet Healthcare †	160,000	4,422,400
UnitedHealth Group	62,000	8,754,400
		53,693,228
Other – 19.62%
Blue Nile	44,013	1,205,076
Changyou.com ADR †	199,043	3,988,822
Cia Brasileira de Distribuicao ADR	80,900	1,177,095
Cia de Minas Buenaventura ADR †	115,300	1,377,835
E-Commerce China Dangdang ADR †	875,000	5,293,750
Fannie Mae †	1,300,000	2,600,000
Federal Home Loan Mortgage †	1,300,000	2,405,000
Intrepid Potash †	375,000	540,000
Kinross Gold †	400,000	1,956,000
News Class A	259,700	2,947,595
News Class B	700,600	8,176,002
Pacific Biosciences of California †	230,000	1,618,050
SINA †	584,000	30,292,080
Sohu.com @†	325,818	12,335,469
TIM Participacoes ADR	940,000	9,917,000
Yahoo †	35,000	1,314,600
		87,144,374
Small/Mid-Cap Medical Products – 6.79%
Avon Products	190,000	718,200

2     NQ-573 [6/16] 8/16 (17333)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Small/Mid-Cap Medical Products (continued)
Halozyme Therapeutics †	304,800	$2,630,424
MorphoSys †	260,000	10,840,682
Mylan †	200,000	8,648,000
Perrigo †	80,700	7,317,069
		30,154,375
Total Common Stock (cost $435,432,359)		474,674,907

Rights – 0.01%
Ambit Bioscience @=†	76,500	45,900
Total Rights (cost $0)		45,900

Total Value of Securities – 106.86%
(cost $435,432,359)		474,720,807

Liabilities Net of Receivables and Other Assets – (6.86%)		(30,461,886)
Net Assets Applicable to 23,289,707 Shares Outstanding – 100.00%		$444,258,921

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $29,107,369, which represents 6.55% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2016, the aggregate value of fair valued securities was $489,900, which represents 0.11% of the Fund’s net assets.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-573 [6/16] 8/16 (17333)     3

Notes
Delaware Healthcare Fund	June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$435,432,359
Aggregate unrealized appreciation of investments	$91,185,375
Aggregate unrealized depreciation of investments	(51,896,927)
Net unrealized appreciation of investments	$39,288,448

4     NQ-573 [6/16] 8/16 (17333)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Biotechnology	$49,767,365	$272,235	$444,000	$50,483,600
Blue Chip Medical Products	186,757,872	66,441,458	—	253,199,330
Healthcare Services	53,693,228	—	—	53,693,228
Other	87,144,374	—	—	87,144,374
Small/Mid-Cap Medical Products	19,313,693	10,840,682	—	30,154,375
Rights	—	—	45,900	45,900
Total Value of Securities	$396,676,532	$77,554,375	$489,900	$474,720,807

NQ-573 [6/16] 8/16 (17333)     5

(Unaudited)

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-573 [6/16] 8/16 (17333)

Schedule of investments
Delaware Small Cap Growth Fund	June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.17%
Consumer Discretionary – 17.29%
Brunswick	4,090	$185,359
Chuy’s Holdings †	1,420	49,146
Five Below †	520	24,133
IMAX †	870	25,648
Jack in the Box	1,915	164,537
LGI Homes †	8,820	281,711
Ollie’s Bargain Outlet Holdings †	4,670	116,236
Shake Shack Class A †	580	21,129
		867,899
Consumer Staples – 7.22%
Amplify Snack Brands †	16,245	239,614
WhiteWave Foods †	2,610	122,513
		362,127
Financials – 4.21%
QTS Realty Trust	3,770	211,045
		211,045
Healthcare – 19.87%
Acadia Healthcare †	2,730	151,242
Adeptus Health Class A †	3,405	175,902
Align Technology †	1,915	154,253
Amsurg †	2,265	175,628
Intercept Pharmaceuticals †	1,000	142,680
MiMedx Group †	13,230	105,575
Pacira Pharmaceuticals †	2,725	91,914
		997,194
Industrials – 23.93%
American Woodmark †	3,540	234,985
Apogee Enterprises	4,670	216,455
Beacon Roofing Supply †	2,090	95,032
Masonite International †	2,350	155,429
Trex †	5,745	258,065
United Rentals †	3,595	241,225
		1,201,191
Information Technology – 23.73%
Ambarella †	3,885	197,397
Arista Networks †	1,015	65,346
Inphi †	5,220	167,197
LogMein †	3,395	215,345
MaxLinear Class A †	5,165	92,867
Paylocity Holding †	5,190	224,208
Proofpoint †	3,625	228,701
		1,191,061

NQ-241 [6/16] 8/16 (17334)     1

Schedule of investments
Delaware Small Cap Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Telecommunication Services – 2.92%
Cogent Communications Holdings	3,655	$146,419
		146,419
Total Common Stock (cost $4,958,463)		4,976,936
Total Value of Securities – 99.17%
(cost $4,958,463)		4,976,936

Receivables and Other Assets Net of Liabilities – 0.83%		41,571
Net Assets Applicable to 588,239 Shares Outstanding – 100.00%		$5,018,507

† Non-income-producing security.

2     NQ-241 [6/16] 8/16 (17334)

Notes
Delaware Small Cap Growth Fund	June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Small Cap Growth Fund (Fund). This report covers the period of time since the Fund’s inception.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$4,958,463
Aggregate unrealized appreciation of investments	$23,929
Aggregate unrealized depreciation of investments	(5,456)
Net unrealized appreciation of investments	$18,473

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-241 [6/16] 8/16 (17334)     3

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1
Common Stock	$4,976,936

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

4     NQ-241 [6/16] 8/16 (17334)

Schedule of investments
Delaware Smid Cap Growth Fund	June 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 90.67%✧
Consumer Discretionary – 27.32%
DineEquity	639,616	$54,226,644
Dunkin’ Brands Group	1,185,011	51,690,180
Liberty TripAdvisor Holdings Class A †	1,188,931	26,013,810
Outfront Media	1,563,398	37,787,330
Pandora Media †	3,195,303	39,781,522
Quotient Technology †	630,861	8,459,846
Sally Beauty Holdings †	2,450,780	72,077,440
Shutterstock †	747,565	34,238,477
		324,275,249
Energy – 4.02%
Core Laboratories (Netherlands)	385,134	47,714,251
		47,714,251
Financial Services – 12.94%
Affiliated Managers Group †	242,624	34,154,180
Equity Commonwealth †	2,056,891	59,917,235
LendingClub †	2,515,533	10,816,792
MSCI Class A	490,430	37,821,962
WisdomTree Investments	1,111,031	10,876,994
		153,587,163
Healthcare – 12.08%
ABIOMED †	403,468	44,095,018
athenahealth †	193,245	26,669,742
Bio-Techne	643,965	72,619,933
		143,384,693
Producer Durables – 11.78%
Expeditors International of Washington	765,730	37,551,399
Graco	729,245	57,603,063
Zebra Technologies †	891,295	44,653,880
		139,808,342
Technology – 18.50%
Arista Networks †	240,552	15,486,738
Blackbaud @	787,479	53,469,824
Ellie Mae †	219,479	20,115,250
Logitech International Class R	2,763,878	44,933,753
NIC	620,463	13,612,958
Paycom Software †	355,453	15,359,124
VeriFone Systems †	1,874,746	34,757,791
Yelp †	719,390	21,840,680
		219,576,118

NQ-016 [6/16] 8/16 (17332)     1

Schedule of investments
Delaware Smid Cap Growth Fund

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Utilities – 4.03%
j2 Global	756,852	$47,810,341
		47,810,341
Total Common Stock (cost $788,228,284)		1,076,156,157

	Principal amount°
Short-Term Investments – 7.53%
Discount Notes – 5.45%≠
Federal Home Loan Bank
0.268% 8/5/16	26,492,743	26,486,570
0.32% 7/13/16	15,241,378	15,240,570
0.325% 8/3/16	5,180,702	5,179,562
0.335% 7/12/16	2,058,077	2,057,976
0.335% 7/21/16	2,858,440	2,858,186
0.34% 7/22/16	3,382,010	3,381,696
0.35% 7/25/16	2,600,203	2,599,925
0.39% 9/21/16	2,440,229	2,438,728
0.39% 9/23/16	2,976,615	2,974,740
0.53% 8/15/16	1,436,759	1,436,328
		64,654,281
Repurchase Agreements – 2.08%
Bank of America Merrill Lynch
0.29%, dated 6/30/16, to be repurchased on 7/1/16,
repurchase price $8,738,894 (collateralized by U.S.
government obligations 4.25%
11/15/40; market value $8,913,604)	8,738,824	8,738,824
Bank of Montreal
0.30%, dated 6/30/16, to be repurchased on 7/1/16,
repurchase price $14,564,828 (collateralized by U.S.
government obligations 0.00%-8.75%
11/3/16-8/25/45; market value $14,856,001)	14,564,706	14,564,706
BNP Paribas
0.40%, dated 6/30/16, to be repurchased on 7/1/16,
repurchase price $1,450,486 (collateralized by U.S.
government obligations 0.00%-1.50%
8/31/18-5/15/44; market value $1,479,479)	1,450,470	1,450,470
		24,754,000
Total Short-Term Investments (cost $89,403,241)		89,408,281

2     NQ-016 [6/16] 8/16 (17332)

Total Value of Securities – 98.20%
(cost $877,631,525)	$1,165,564,438

Receivables and Other Assets Net of Liabilities – 1.80%	21,334,097
Net Assets Applicable to 42,819,046 Shares Outstanding – 100.00%	$1,186,898,535

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $53,469,824, which represents 4.51% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-016 [6/16] 8/16 (17332)     3

Notes
Delaware Smid Cap Growth Fund	June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$877,631,525
Aggregate unrealized appreciation of investments	$361,851,951
Aggregate unrealized depreciation of investments	(73,919,038)
Net unrealized appreciation of investments	$287,932,913

4     NQ-016 [6/16] 8/16 (17332)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$324,275,249	$—	$324,275,249
Energy	47,714,251	—	47,714,251
Financial Services	153,587,163	—	153,587,163
Healthcare	143,384,693	—	143,384,693
Producer Durables	139,808,342	—	139,808,342
Technology	174,642,365	44,933,753	219,576,118
Utilities	47,810,341	—	47,810,341
Short-Term Investments	—	89,408,281	89,408,281
Total Value of Securities	$1,031,222,404	$134,342,034	$1,165,564,438

NQ-016 [6/16] 8/16 (17332)     5

(Unaudited)

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2016, there were no Level 3 investments.

3. Portfolio Management Changes; Fund Re-opened to New Investors

Effective June 30, 2016, the Small/Mid Cap Growth Team of Delaware Management Company, the Fund’s investment manager, assumed responsibility for managing the Fund from the Fund’s prior sub-advisor. The Fund’s Board also approved certain changes to the Fund’s investment strategies in connection with the transition. In addition, effective June 30, 2016, the Fund which was previously closed to investors, re-opened to new investors.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-016 [6/16] 8/16 (17332)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: